Summary of significant accounting policies- Others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to the enterprise expansion fund and staff welfare and bonus fund	¥ 0
Interest income from interest-earning assets	24,868	¥ 16,339	¥ 13,602
PRC
Statutory reserves
Appropriation to statutory reserves	¥ 1,756	¥ 3,138	¥ 2,492
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%